January 21, 2025

Via EDGAR filing

Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Simplify Exchange Traded Funds, File Nos. 333-238475 and 811-23570

Dear Ladies and Gentlemen:

On behalf of Simplify Exchange Traded Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 133 (the “Amendment”) to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act. The main purpose of this filing is to register shares of three additional series of the Trust, Simplify Target 15 Distribution ETF, Simplify Target 25 Distribution ETF, and Simplify 30 Barrier ETF.

If you have any questions, please contact the undersigned at (614) 469-3238 or JoAnn Strasser at (614) 469-3265.

Very truly yours,

/s/ Parker Bridgeport
Parker Bridgeport
Senior Counsel
Thompson Hine LLP